Revenue - Charterers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue
Trade receivables	$ 55,234,678	$ 46,393,951
Voyage Charter
Disaggregation of revenue
Receivables from contracts with customers	$ 5,456,339	$ 9,735,393
Charterer A
Disaggregation of revenue
Percentage of entity's trade receivables	17.00%	59.00%
Charterer B
Disaggregation of revenue
Percentage of entity's trade receivables	13.00%	10.00%
Charterer C
Disaggregation of revenue
Percentage of entity's trade receivables	10.00%	10.00%